INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3	-	INVENTORIES

	US dollars
	December 31,
(in thousands)	2023	2022
Finished products	19,506	16,894
Raw materials	7,366	11,615
	26,872	28,509